Stock-based compensation - Stock Option Activity (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Tecogen
Stock Options Outstanding [Roll Forward]
Beginning (in shares)	1,096,500	1,095,250	620,000	595,000
Granted (in shares)	37,500	17,500	511,500	25,000
Exercised (in shares)	0	0	0
Canceled and forfeited (in shares)	0	(15,938)	0
Repurchased (in shares)			(12,500)
Expired (in shares)	0	(313)	(23,750)
Ending (in shares)	1,134,000	1,096,500	1,095,250	620,000	595,000
Exercisable (in shares)	815,438	662,563	418,438	307,500
Vested and expected to vest (in shares)	1,134,000	1,096,500	1,025,250	620,000
Weighted Average Exercise Price [Roll Forward]
Beginning (in dollars per share)	$ 1.96	$ 1.92	$ 1.20	$ 1.28
Granted (in dollars per share)	$ 3.20	$ 3.20	$ 2.60	$ 2.60
Exercised (in dollars per share)	$ 0	$ 0	$ 0
Canceled and forfeited (in dollars per share)	$ 0	$ 1.28	$ 0
Repurchased (in dollars per share)			$ 1.00
Expired (in dollars per share)	$ 0	$ 2.60	$ 1.48
Ending (in dollars per share)	$ 2.00	$ 1.96	$ 1.92	$ 1.20	$ 1.28
Exercisable (in dollars per share)	$ 1.73	$ 1.56	$ 1.24	$ 1.12
Vested and expected to vest (in dollars per share)	$ 2.00	$ 1.96	$ 1.92	$ 1.20
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Outstanding, Weighted Average Remaining Life	3 years 11 months 8 days	4 years 7 months 28 days	5 years 6 months 11 days	3 years 3 months 18 days	4 years 3 months 7 days
Outstanding, Aggregate Intrinsic Value	$ 1,356,400	$ 1,356,400	$ 1,387,150	$ 793,500	$ 793,500
Exercisable, Aggregate Intrinsic Value	1,201,075	1,096,225	815,125	451,000
Vested and expected to vest, Aggregate Intrinsic Value	1,356,400	1,356,400	1,387,150	793,500
Exercise Price Per Share [Abstract]
Outstanding, Exercise Price Lower Range Limit (in dollars per share)		$ 0.12	$ 0.12	$ 0.12
Outstanding, Exercise Price Upper Range Limit (in dollars per share)		$ 3.2	$ 2.8		$ 2
Granted, Exercise Price (in dollars per share)	$ 3.20	$ 3.20		$ 2.60
Granted, Exercise Price Lower Range Limit (in dollars per share)			$ 2.6
Granted, Exercise Price Upper Range Limit (in dollars per share)			$ 2.8
Exercised, Exercise Price (in dollars per share)	$ 0	$ 0	$ 0
Canceled and Forfeited, Exercise Price (in dollars per share)	$ 0		$ 0
Canceled and Forfeited, Exercise Price Lower Range Limit (in dollars per share)		$ 1.2
Canceled and Forfeited, Exercise Price Upper Range Limit (in dollars per share)		$ 2.6
Repurchased, Exercise Price (in dollars per share)			$ 1.00
Expired, Exercise Price (in dollars per share)	$ 0	$ 2.60
Expired, Exercise Price Per Share, Lower Range Limit (in dollars per share)			$ 1.2
Expired, Exercise Price Per Share, Upper Range Limit (in dollars per share)			$ 2.6
Tecogen | Minimum [Member]
Exercise Price Per Share [Abstract]
Outstanding, Exercise Price (in dollars per share)	$ 0.12
Tecogen | Maximum [Member]
Exercise Price Per Share [Abstract]
Outstanding, Exercise Price (in dollars per share)	$ 3.20
Ilois
Stock Options Outstanding [Roll Forward]
Beginning (in shares)	575,000	525,000	300,000	300,000
Granted (in shares)	0	50,000	225,000	0
Exercised (in shares)	0	0	0	0
Canceled and forfeited (in shares)	0	0	0	0
Expired (in shares)	0	0	0	0
Ending (in shares)	575,000	575,000	525,000	300,000	300,000
Exercisable (in shares)	62,500	0	0	0
Vested and expected to vest (in shares)	575,000	575,000	525,000	300,000
Weighted Average Exercise Price [Roll Forward]
Beginning (in dollars per share)	$ 0.29	$ 0.27	$ 0.10	$ 0.10
Granted (in dollars per share)	$ 0	$ 0.50	$ 0.50	$ 0
Exercised (in dollars per share)	$ 0	$ 0	$ 0	$ 0
Canceled and forfeited (in dollars per share)	$ 0	$ 0	$ 0	$ 0
Expired (in dollars per share)	$ 0	$ 0	$ 0	$ 0
Ending (in dollars per share)	$ 0.29	$ 0.29	$ 0.27	$ 0.10	$ 0.10
Exercisable (in dollars per share)	$ 0.50	$ 0.50	$ 0	$ 0
Vested and expected to vest (in dollars per share)	$ 0.29	$ 0.29	$ 0.27	$ 0.10
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Outstanding, Weighted Average Remaining Life	6 years 11 months 26 days	7 years 5 months 8 days	8 years 2 months 23 days	8 years 4 months 2 days	9 years 4 months 2 days
Outstanding, Aggregate Intrinsic Value	120,000	120,000	120,000	120,000	120,000
Exercisable, Aggregate Intrinsic Value	0	0	0	0
Vested and expected to vest, Aggregate Intrinsic Value	$ 120,000	$ 120,000	$ 120,000	$ 120,000
Exercise Price Per Share [Abstract]
Outstanding, Exercise Price (in dollars per share)			$ 0.10		$ 0.10
Outstanding, Exercise Price Lower Range Limit (in dollars per share)		$ 0.1	$ 0.1
Outstanding, Exercise Price Upper Range Limit (in dollars per share)		$ 0.5	$ 0.5
Granted, Exercise Price (in dollars per share)	$ 0	$ 0.50	$ 0.50	$ 0
Exercised, Exercise Price (in dollars per share)	$ 0	$ 0	$ 0	$ 0
Canceled and Forfeited, Exercise Price (in dollars per share)	$ 0	$ 0	$ 0	$ 0
Expired, Exercise Price (in dollars per share)	$ 0	$ 0	$ 0	$ 0
Ilois | Minimum [Member]
Exercise Price Per Share [Abstract]
Outstanding, Exercise Price (in dollars per share)	$ 0.10
Ilois | Maximum [Member]
Exercise Price Per Share [Abstract]
Outstanding, Exercise Price (in dollars per share)	$ 0.50